UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
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FORM ABS-15G
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ASSET-BACKED SECURITIZER REPORT
PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:
☑ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2025 to December 31, 2025
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Date of Report (Date of earliest event reported): February 9, 2026

TRUIST BANK[1,2,3]
(Exact name of securitizer as specified in its charter)

Commission File Number of securitizer: 025-04977

Central Index Key Number of securitizer: 0000764116

Steven Scott, (980) 297-3759
Name and telephone number, including area code, of the person to contact in connection with this filing.
______________________________

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐
Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐
Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☑
☐ Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)
Central Index Key Number of depositor: _____________________

(Exact name of the issuing entity as specified in its charter)
Central Index Key Number of issuing entity (if applicable): ________
Central Index Key Number of underwriter (if applicable): _________

(Name and telephone number, including area code, of the person to contact in connection with this filing)

1 Truist Bank is filing this Form ABS-15G on behalf of itself and its affiliated securitizers specified below in respect of the following transactions (the “Specified Transactions”): SunTrust Alternative Loan Trust 2006-1F; STARM Mortgage Loan Trust 2007 - 4; STARM Mortgage Loan Trust 2007 - S1; MASTR Asset Securitization Trust 2007 - 2; Grandbridge GNMA; SunTrust Alternative Loan Trust 2005-1F (on behalf of SunTrust Robinson Humphrey Funding, LLC); SunTrust Acquisition Closed-End Seconds Trust 2007-1 (on behalf of SunTrust Robinson Humphrey Funding, LLC); Morgan Stanley Capital I Trust 2005-HQ6*; Morgan Stanley Capital I Trust 2006-IQ11*; Morgan Stanley Capital I Trust 2006-IQ12*; Morgan Stanley Capital I Trust 2007-IQ13*; CD 2007-CD5 Mortgage Trust; Banc of America Commercial Mortgage Trust 2006-1*; Banc of America Commercial Mortgage Trust 2006-5*; and Banc of America Commercial Mortgage Trust 2007-3*. This report only contains information with respect to the assets sold by Truist Bank and such affiliated securitizers with respect to the Specified Transactions.

2 Grandbridge Real Estate Capital, LLC is an issuer of Ginnie Mae MBS, and there is no activity to report during the reporting period.

3 Truist Bank has attempted to gather the information required by this Form ABS-15G and Rule 15Ga-1 by, among other things, (i) identifying asset-backed securities transactions that fall within the scope of Rule 15Ga-1 for which Truist Bank or an affiliate identified above is a securitizer, (ii) gathering information in Truist Bank's or such affiliate's records regarding demands for repurchase or replacement of pool assets in Specified Transactions for breaches of representations or warranties concerning those pool assets that is required to be reported on Form ABS-15G (“Reportable Information”), and (iii) requesting Reportable Information from or entering into a written agreement with trustees to provide Reportable Information that is within their respective possession and which has not been previously provided to us. Truist Bank has not undertaken to independently verify the information provided by any trustee, nor has the information in this Form ABS-15G been verified by any third party.

* These transactions terminated and will not be included in this form in future reporting periods.

SIGNATURE

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

TRUIST BANK
(Securitizer)

Date: February 9, 2026	By: /s/ Steven Scott
Name: Steven Scott
Title: Executive Vice President and Treasurer